Filed with the Securities and Exchange Commission on August 11, 2023
REGISTRATION NO. 333-190033
REGISTRATION NO. 811‑22651

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-4
REGISTRATION STATEMENT
UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 21	☒
AND/OR
REGISTRATION STATEMENT
UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 185	☒

(Check appropriate box or boxes)

SEPARATE ACCOUNT NO. 70
(Exact Name of Registrant)

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY
(Name of Depositor)
1290 Avenue of the Americas, New York, New York 10104
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number, including Area Code: (212) 554‑1234

SHANE DALY
VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
Equitable Financial Life Insurance Company
1290 Avenue of the Americas, New York, New York 10104
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous.
It is proposed that this filing will become effective (check appropriate box):
☒	Immediately upon filing pursuant to paragraph (b) of Rule 485
☐	On (date) pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	On (date) pursuant to paragraph (a)(1) of Rule 485.
If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for previously filed post-effective amendment.
Title of Securities Being Registered:
Units of interest in Separate Account under variable annuity contracts.

EXPLANATORY NOTE
This Post-Effective Amendment No. 21 (“PEA”) to the Form N-4 Registration Statement No. 333-190033 (“Registration Statement”) of Equitable Financial Life Insurance Company (“Equitable Financial”) and its Separate Account No. 70 is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the Supplements and Part C. This Post-Effective Amendment No. 21 incorporates by reference the information contained in Part A of Post-Effective Amendment No. 19, filed on April 21, 2023, and in Part B of Post-Effective Amendment No. 20, filed on May 22, 2023.

Equitable Financial Life Insurance Company

Equitable Financial Life Insurance Company of America

Supplement dated August 11, 2023 to the current variable annuity and life prospectuses listed below

This Supplement updates certain information in the most recent prospectus (the “Prospectus”) for the variable annuity contracts and life policies listed in this Supplement. You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Special terms not defined in this Supplement have the same meaning as in the Prospectus. We will send you another copy of the Prospectus or any prior supplement thereto without charge upon request. For additional information, please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding a proposed reorganization involving Portfolios of EQ Premier VIP Trust underlying your contract or policy (the “Reorganization”).

Subject to shareholder approval, effective on or about November 11, 2023 (the “Reorganization Date”), each Portfolio of EQ Premier VIP Trust (an “Acquired Trust Portfolio”) will reorganize into a substantially identical, newly created Portfolio of EQ Advisors Trust (an “Acquiring Trust Portfolio”). The investment objectives, policies, principal strategies, principal risks, and the fees and expenses of each Acquired Trust Portfolio and corresponding Acquiring Trust Portfolio are substantially identical, and Equitable Investment Management Group, LLC, will remain as the Portfolio’s Investment Manager. Additional information about the Reorganization can be found in the combined proxy statement/prospectus by EQ Advisors Trust.

The table below lists the Acquired and Acquiring Trust Portfolios involved in the Reorganization. Please note that not all Acquired Trust Portfolios may be available currently under your contract or policy.

Acquired Trust Portfolios of EQ Premier VIP Trust	Reorganization on or about November 11, 2023	Acquiring Trust Portfolios of EQ Advisors Trust

•   EQ/Aggressive Allocation

•   EQ/Moderate-Plus Allocation

•   EQ/Moderate Allocation

•   EQ/Conservative-Plus Allocation

•   EQ/Conservative Allocation

•   Target 2015 Allocation

•   Target 2025 Allocation

•   Target 2035 Allocation

•   Target 2045 Allocation

•   Target 2055 Allocation

•   EQ/Core Plus Bond

•   EQ/Aggressive Allocation

•   EQ/Moderate-Plus Allocation

•   EQ/Moderate Allocation

•   EQ/Conservative-Plus Allocation

•   EQ/Conservative Allocation

•   Target 2015 Allocation

•   Target 2025 Allocation

•   Target 2035 Allocation

•   Target 2045 Allocation

•   Target 2055 Allocation

•   EQ/Core Plus Bond

If the Reorganization is approved by shareholders, then on the Reorganization Date:

—
Each Acquired Trust Portfolio under your contract or policy will be removed as an investment option, and the corresponding Acquiring Trust Portfolio will be added as an available investment option (subject to any applicable allocation restrictions). All references in the Prospectus to the EQ Premier VIP Trust will be deleted in their entirety and replaced with references to EQ Advisors Trust.

—
If you have account value allocated to an Acquired Trust Portfolio, your contract or policy will be automatically credited with interest in the corresponding Acquiring Trust Portfolio. Your interest in the Acquiring Trust Portfolio immediately after the Reorganization will be equal to your interest in the removed Acquired Trust Portfolio immediately prior to the Reorganization. There will be no financial impact on your contract or policy.

—	You will not bear any of the expenses related to the Reorganization, and the Reorganization will not result in any tax consequences for you.

—
All allocation elections and instructions that include the Acquired Trust Portfolios will be automatically updated to replace the Acquired Trust Portfolios with the corresponding Acquiring Trust Portfolios.

New Biz/Inforce – 498 Annuities/Life	Catalog No. 800079
#884311

No action is required on your part. You may continue to transfer your account value between and among the investment options prior to and after the Reorganization, as usual. For more information, please contact your financial professional or contact our customer service representative.

Acquired Trust Portfolios	Contract or Policy

Target 2015 Allocation	Annuity Products: EQUI-VEST® (Series 100‑500); EQUI-VEST® Employer-Sponsored Retirement Plans; EQUI-VEST® (Series 201); EQUI-VEST® (Series 700); EQUI-VEST® (Series 701); EQUI-VEST® (Series 800); EQUI-VEST® (Series 801); EQUI-VEST® (Series 900); EQUI-VEST® (Series 901); EQUI-VEST® Employer-Sponsored Retirement Plans TSA AdvantageSM; EQUI-VEST® Employer-Sponsored Retirement Plans TSA VantageSM; EQUI-VEST® New Jersey ACTS; MomentumSM; MomentumSM Plus; Members Retirement Program; American Dental Association Members Retirement Program

Target 2025 Allocation Target 2035 Allocation Target 2045 Allocation Target 2055 Allocation
Annuity Products: EQUI-VEST® (Series 100‑500); EQUI-VEST® Employer-Sponsored Retirement Plans; EQUI-VEST® (Series 201); EQUI-VEST® (Series 700); EQUI-VEST® (Series 701); EQUI-VEST® (Series 800); EQUI-VEST® (Series 801); EQUI-VEST® (Series 900); EQUI-VEST® (Series 901); EQUI-VEST® Employer-Sponsored Retirement Plans TSA AdvantageSM; EQUI-VEST® Employer- Sponsored Retirement Plans TSA VantageSM; EQUI-VEST® New Jersey ACTS; MomentumSM; MomentumSM Plus; Members Retirement Program; American Dental Association Members Retirement Program

Life Polices: Incentive Life®; Incentive Life® ’02; Incentive Life® ’06; Incentive Life Legacy®; Incentive Life Legacy® II; IncentiveLife Legacy® III; Incentive Life Optimizer®; Incentive Life Optimizer® II; IncentiveLife Optimizer® III; Survivorship Incentive LifeSM Legacy

EQ/Aggressive Allocation
Annuity Products: EQUI-VEST® (Series 100‑500); EQUI-VEST® Employer-Sponsored Retirement Plans; EQUI-VEST® (Series 201); EQUI-VEST® (Series 202); EQUI-VEST® (Series 700); EQUI-VEST® (Series 701); EQUI-VEST® (Series 800); EQUI-VEST® (Series 801); EQUI-VEST® (Series 900); EQUI-VEST® (Series 901); EQUI-VEST® (Series 902); EQUI-VEST® Employer-Sponsored Retirement Plans TSA AdvantageSM; EQUI-VEST® Employer- Sponsored Retirement Plans TSA VantageSM; EQUI-VEST® New Jersey ACTS; MomentumSM; MomentumSM Plus; Members Retirement Program; American Dental Association Members Retirement Program; Accumulator®; Accumulator® Series (Elite, Plus and Select); Investment Edge® 15.0; Investment Edge® 21; Retirement Cornerstone® Series 1.0; Retirement Cornerstone® Series 11; Retirement Cornerstone® Series 12.0

Life Polices: Incentive Life®; Incentive Life® ’02; Incentive Life® ’06; Incentive Life Legacy®; Incentive Life Optimizer®; Survivorship Incentive LifeSM Legacy; VUL Legacy®; VUL Optimizer®; VUL Survivorship; Equitable AdvantageSM; COIL Institutional SeriesSM; COIL Institutional SeriesSM (162)

EQ/Moderate-Plus Allocation
Annuity Products: EQUI-VEST® (Series 100‑500); EQUI-VEST® Employer-Sponsored Retirement Plans; EQUI-VEST® (Series 201); EQUI-VEST® (Series 202); EQUI-VEST® (Series 700); EQUI-VEST® (Series 701); EQUI-VEST® (Series 800); EQUI-VEST® (Series 801); EQUI-VEST® (Series 900); EQUI-VEST® (Series 901); EQUI-VEST® (Series 902); EQUI-VEST® Employer-Sponsored Retirement Plans TSA AdvantageSM; EQUI-VEST® Employer-Sponsored Retirement Plans TSA VantageSM; MomentumSM; MomentumSM Plus; Members Retirement Program; American Dental Association Members Retirement Program; Accumulator®; Accumulator® Series (Elite, Plus and Select); Investment Edge® 15.0; Investment Edge® 21; Retirement Cornerstone® Series 1.0; Retirement Cornerstone® Series 11; Retirement Cornerstone® Series 12.0

Life Polices: Incentive Life®; Incentive Life® ’02; Incentive Life® ’06; Incentive Life Legacy®; Incentive Life Optimizer®; Survivorship Incentive Life LegacySM; VUL Legacy®; VUL Optimizer®; VUL Survivorship; Equitable AdvantageSM; COIL Institutional SeriesSM; COIL Institutional SeriesSM (162)

2

Acquired Trust Portfolios	Contract or Policy

EQ/Moderate Allocation
Annuity Products: EQUI-VEST® (Series 100‑500); EQUI-VEST® Employer-Sponsored Retirement Plans; EQUI-VEST® (Series 201); EQUI-VEST® (Series 202); EQUI-VEST® (Series 700); EQUI-VEST® (Series 701); EQUI-VEST® (Series 800); EQUI-VEST® (Series 801); EQUI-VEST® (Series 900); EQUI-VEST® (Series 901); EQUI-VEST® (Series 902); Variable Immediate Annuity; EQUI-VEST® Employer-Sponsored Retirement Plans TSA AdvantageSM; EQUI-VEST® Employer-Sponsored Retirement Plans TSA VantageSM; EQUI-VEST® New Jersey ACTS; MomentumSM; MomentumSM Plus; 300+ Series; Members Retirement Program; American Dental Association Members Retirement Program; Accumulator®; Accumulator® Series (Elite, Plus and Select); Investment Edge® 15.0; Investment Edge® 21; Retirement Cornerstone® Series 1.0; Retirement Cornerstone® Series 11; Retirement Cornerstone® Series 12.0; Retirement Cornerstone® Series 13.0; Retirement Cornerstone® Series 15.0; Retirement Cornerstone® Series 15A; Retirement Cornerstone® Series 15B; Retirement Cornerstone® Series 17; Retirement Cornerstone® Series 17 Series E; Retirement Cornerstone® Series 19; Retirement Cornerstone 19 Series E

Life Polices: Incentive Life®; Incentive Life® ’02; Incentive Life® ’06; Incentive Life Legacy®; Incentive Life Optimizer®; Survivorship Incentive LifeSM Legacy; VUL Legacy®; VUL Optimizer®; VUL Survivorship; Equitable AdvantageSM; COIL Institutional SeriesSM; COIL Institutional SeriesSM (162)

EQ/Conservative-Plus Allocation
Annuity Products: EQUI-VEST® (Series 100‑500); EQUI-VEST® Employer-Sponsored Retirement Plans; EQUI-VEST® (Series 201); EQUI-VEST® (Series 202); EQUI-VEST® (Series 700); EQUI-VEST® (Series 701); EQUI-VEST® (Series 800); EQUI-VEST® (Series 801); EQUI-VEST® (Series 900); EQUI-VEST® (Series 901); EQUI-VEST® (Series 902); EQUI-VEST® Employer-Sponsored Retirement Plans TSA AdvantageSM; EQUI-VEST® Employer-Sponsored Retirement Plans TSA VantageSM; MomentumSM; MomentumSM Plus; Members Retirement Program; American Dental Association Members Retirement Program; Accumulator®; Accumulator® Series (Elite, Plus and Select)

Life Polices: Incentive Life®; Incentive Life® ’02; Incentive Life® ’06; Incentive Life Legacy®; Incentive Life Optimizer®; Survivorship Incentive LifeSM Legacy; VUL Legacy®; VUL Optimizer®; VUL Survivorship; Equitable AdvantageSM; COIL Institutional SeriesSM; COIL Institutional SeriesSM (162)

EQ/Conservative Allocation
Annuity Products: EQUI-VEST® (Series 100‑500); EQUI-VEST® Employer-Sponsored Retirement Plans; EQUI-VEST® (Series 201); EQUI-VEST® (Series 202); EQUI-VEST® (Series 700); EQUI-VEST® (Series 701); EQUI-VEST® (Series 800); EQUI-VEST® (Series 801); EQUI-VEST® (Series 900); EQUI-VEST® (Series 901); EQUI-VEST® (Series 902); EQUI-VEST® Employer-Sponsored Retirement Plans TSA AdvantageSM; EQUI-VEST® Employer- Sponsored Retirement Plans TSA VantageSM; EQUI-VEST® New Jersey ACTS; MomentumSM; MomentumSM Plus; Members Retirement Program; American Dental Association Members Retirement Program; Accumulator®; Accumulator® Series (Elite, Plus and Select); Investment Edge® 15.0; Investment Edge® 21;

Life Polices: Incentive Life®; Incentive Life® ’02; Incentive Life® ’06; Incentive Life Legacy®; Incentive Life Optimizer®; Survivorship Incentive LifeSM Legacy; VUL Legacy®; VUL Optimizer®; VUL Survivorship; Equitable AdvantageSM; COIL Institutional SeriesSM; COIL Institutional SeriesSM (162)

3

Acquired Trust Portfolios	Contract or Policy

EQ/Core Plus Bond
Annuity Products: EQUI-VEST® (Series 100‑500); EQUI-VEST® Employer-Sponsored Retirement Plans; EQUI-VEST® (Series 201); EQUI-VEST® (Series 700); EQUI-VEST® (Series 701); EQUI-VEST® (Series 800); EQUI-VEST® (Series 801); EQUI-VEST® (Series 900); EQUI-VEST® (Series 901); EQUI-VEST® (Series 902); Variable Immediate Annuity; EQUI-VEST® Employer-Sponsored Retirement Plans TSA AdvantageSM; EQUI-VEST® Employer- Sponsored Retirement Plans TSA VantageSM; EQUI-VEST® New Jersey ACTS; MomentumSM; MomentumSM Plus; 300+ Series; Members Retirement Program; American Dental Association Members Retirement Program; Retirement Investment Account®; Accumulator® Series 11.0; Accumulator® Series 13.0; Accumulator® Series 13A; Investment Edge® 15.0; Investment Edge® 21; Retirement Cornerstone® Series 1.0; Retirement Cornerstone® Series 11; Retirement Cornerstone® Series 12.0; Retirement Cornerstone® Series 13.0; Retirement Cornerstone® Series 15.0; Retirement Cornerstone® Series 15A; Retirement Cornerstone® Series 15B; Retirement Cornerstone® Series 17; Retirement Cornerstone® Series 19; Retirement Cornerstone 19 Series E

Life Polices: Incentive Life®; Incentive Life® ’02; Incentive Life® ’06; Incentive Life Legacy®; Incentive Life Legacy® II; IncentiveLife Legacy® III; Incentive Life Optimizer®; Incentive Life Optimizer® II; IncentiveLife Optimizer® III; Survivorship Incentive Life Legacy®; VUL Legacy®; VUL Optimizer; VUL Survivorship; Equitable AdvantageSM; COIL Institutional SeriesSM; COIL Institutional SeriesSM (162)

Variable Annuity and Life Product List

Annuity Contracts

300+ Series
Accumulator®[1]
Accumulator® Elite®[1]
Accumulator® Plus®[1]
Accumulator® Select®[1]
Accumulator® Series 11.0
Accumulator® Series 13.0
Accumulator® Series 13A
American Dental Association Members Retirement Program
EQUI-VEST® Employer Sponsored Retirement Plans
EQUI-VEST® Employer-Sponsored Retirement Plans TSA AdvantageSM
EQUI-VEST® Employer-Sponsored Retirement Plans TSA VantageSM
EQUI-VEST® New Jersey ACTS
EQUI-VEST® (Series 100‑500)
EQUI-VEST® (Series 201)
EQUI-VEST® (Series 202)
EQUI-VEST® (Series 700)
EQUI-VEST® (Series 701
EQUI-VEST® (Series 800)
EQUI-VEST® (Series 801)
EQUI-VEST® (Series 900)
EQUI-VEST® (Series 901)
EQUI-VEST® (Series 902)
Investment Edge® 15.0
Investment Edge® 21
Members Retirement Program
Momentum
Momentum Plus

Retirement Investment Account®
Retirement Cornerstone® Series
Retirement Cornerstone® Series 12.0
Retirement Cornerstone® Series 13.0
Retirement Cornerstone® Series 15.0
Retirement Cornerstone® Series 15A
Retirement Cornerstone® Series 15B
Retirement Cornerstone® Series 17
Retirement Cornerstone® Series 17 Series E
Retirement Cornerstone® Series 19
Retirement Cornerstone® Series 19 Series E
Variable Immediate Annuity

Life Policies

COIL Institutional SeriesSM (Series 160)
COIL Institutional SeriesSM (Series 162)
Equitable AdvantageSM
Incentive Life®
Incentive Life® ’02
Incentive Life® ’06
Incentive Life Legacy®
Incentive Life Legacy® II
IncentiveLife Legacy® III
Incentive Life Optimizer®
Incentive Life Optimizer® II
IncentiveLife Optimizer® III
Survivorship Incentive LifeSM Legacy
VUL Legacy®
VUL Optimizer®
VUL Survivorship

[1]	Not applicable for Accumulator Series 9.0

4

Equitable Financial Life Insurance Company
Equitable Financial Life Insurance Company of America

Supplement dated August 11, 2023 to the current variable annuity and life prospectuses, initial summary prospectuses and updating summary prospectuses listed below

This Supplement updates certain information in the Appendix listing available Portfolio Companies in the most recent prospectuses, initial summary prospectuses and/or updating summary prospectuses for variable annuity contracts and life policies and in any, notice and supplements to those prospectuses, initial summary prospectuses and/or updating summary prospectuses (collectively, the “Prospectuses” listed in this Supplement). You should read this Supplement in conjunction with your Prospectuses and retain it for future reference. Special terms not defined in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your Prospectus.

This Supplement updates certain information for Portfolio Companies listed in the Appendix in the Prospectuses. No new Portfolio Companies are being added as investment options under any contract or policy.

EQ/T. Rowe Price Growth Stock Portfolio (the “Portfolio”) Fund Name, Investment Adviser, Current Expenses and Sub‑Adviser Changes

Effective on or about July 31, 2023, the current sub‑adviser was removed, while the Investment Adviser, Equitable Investment Management Group, LLC, will remain as the Portfolio’s Investment Manager. Additionally, the Portfolio’s Current Expenses will be reduced and the Portfolio’s name was changed, as described in the table below. Accordingly, all references to the Portfolio in the Prospectus are also changed.

	Current Portfolio Name		New Portfolio Name
Portfolio Name	EQ/T. Rowe Price Growth Stock Portfolio*		EQ/JPMorgan Growth Stock Portfolio
Portfolio Sub‑Adviser	T. Rowe Price Associates, Inc.		J.P. Morgan Investment Management Inc.
Current Expenses	Class IA and Class IB Shares	Class K Shares	Class IA and Class IB Shares	Class K Shares
	1.00%^	0.75%^	0.96%^	0.71%^
*	The former name may continue to be used in certain documents for a period of time after the date of this Supplement.
^	This Portfolio’s annual expenses reflect temporary fee reductions.

Variable Annuity and Life Product List

Annuity Contracts

Accumulator® Series 11.0

Accumulator® Series 13.0

Accumulator® Series 13A

American Dental Association Members Retirement Program

EQUI-VEST® At Retirement ‘06 (Contracts purchased prior to July 20, 2009)

EQUI-VEST® Employer Sponsored    Retirement Plans

EQUI-VEST® Employer-Sponsored Retirement Plans    TSA AdvantageSM

EQUI-VEST® Employer-Sponsored Retirement Plans TSA VantageSM

EQUI-VEST® New Jersey ACTS

EQUI-VEST® (Series 100‑500)

EQUI-VEST® (Series 201)

EQUI-VEST® (Series 202)

EQUI-VEST® (Series 700)

EQUI-VEST® (Series 701

EQUI-VEST® (Series 800)

EQUI-VEST® (Series 801)

EQUI-VEST® (Series 900)

EQUI-VEST® (Series 901)

EQUI-VEST® (Series 902)

Investment Edge®

Investment Edge® 15.0

Investment Edge® 21

Members Retirement Program

Momentum

Momentum Plus

Retirement Investment Account®

Retirement Cornerstone® Series

Retirement Cornerstone® Series 12.0

Retirement Cornerstone® Series 13.0

New Biz/Inforce/SAR - 498 convert and GW MAD Annuities/Life	Catalog No. 800077
#397642

Retirement Cornerstone® Series 15.0

Retirement Cornerstone® Series 15A

Retirement Cornerstone® Series 15B

Retirement Cornerstone® Series 15.0 Series E

Retirement Cornerstone® Series 15A Series E

Retirement Cornerstone® Series 15B Series E

Retirement Cornerstone® Series 17

Retirement Cornerstone® Series 17 Series E

Retirement Cornerstone® Series 19

Retirement Cornerstone® Series 19 Series E

Life Policies

COIL Institutional SeriesSM (Series 160)

COIL Institutional SeriesSM (Series 162)

Corporate Owned Incentive Life®

Corporate Sponsored Variable Universal Life

Equitable AdvantageSM

Incentive Life®

Incentive Life® ’02

Incentive Life® ’06

Incentive Life Legacy®

Incentive Life Legacy® II

IncentiveLife Legacy® III

Incentive Life Optimizer®

Incentive Life Optimizer® II

IncentiveLife Optimizer® III

Survivorship Incentive LifeSM ‘99

Survivorship Incentive LifeSM ‘02

Survivorship Incentive LifeSM Legacy

VUL Legacy®

VUL Optimizer®

VUL Survivorship

2

PART C

OTHER INFORMATION

Item 27.	EXHIBITS

(a)    Board of Directors Resolutions.

Resolutions of the Board of Directors of Equitable Life Assurance Society of the United States (“Equitable”) authorizing the establishment of the Registrant, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) filed on June 7, 1996.

(b)    Custodial Agreements. Not applicable.

(c)   Underwriting Contracts.

(a)

Distribution Agreement, dated as of January 1, 1998 by and between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-64749) filed on August 5, 2011.

(a)(i)

First Amendment dated as of January 1, 2001 to the Distribution Agreement dated as of January 1, 1998 between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445) filed on August 11, 2005.

(a)(ii)

Second Amendment dated as of January 1, 2012 to the Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) filed on April 24, 2012.

(a)(iii)

Third Amendment dated as of November 1, 2014 to the Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 19, 2016.

(a)(iv)

Fourth Amendment dated as of August 1, 2015 to the Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 16, 2019.

(b)

Agreement for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries dated January 1, 2000 incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-64749) filed on April 25, 2001.

(c)

Transition Agreement for services by AXA Network, LLC and its subsidiaries to The Equitable Life Assurance Society of the United States dated January 1, 2000 incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-64749) filed on April 25, 2001.

(d)

General Agent Sales Agreement dated January 1, 2000, between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 19, 2004.

(d)(i)

First Amendment dated as of January 1, 2003 to General Agent Sales Agreement dated January 1, 2000, between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) on April 24, 2012.

(d)(ii)

Second Amendment dated as of January 1, 2004 to General Agent Sales Agreement dated January 1, 2000, between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No.333-05593) on April 24, 2012.

(d)(iii)

Third Amendment dated as of July 19, 2004 to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

(d)(iv)

Fourth Amendment dated as of November 1, 2004 to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

(d)(v)

Fifth Amendment dated as of November 1, 2006, to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

(d)(vi)

Sixth Amendment dated as of February 15, 2008, to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

(d)(vii)

Seventh Amendment dated as of February 15, 2008, to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070), filed on April 20, 2009.

(d)(viii)

Eighth Amendment dated as of November 1, 2008, to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070), filed on April 20, 2009.

(d)(ix)

Ninth Amendment dated as of November 1, 2011 to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) filed on April 24, 2012.

(d)(x)

Tenth Amendment dated as of November 1, 2013 to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750), filed on October 16, 2014.

(d)(xi)

Eleventh Amendment dated as of November 1, 2013 to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750), filed on October 16, 2014.

(d)(xii)

Twelfth Amendment dated as of November 1, 2013 to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750), filed on October 16, 2014.

(d)(xiii)

Thirteenth Amendment dated as of October 1, 2014 to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-202147) filed on September 9, 2015.

(d)(xiv)

Fourteenth Amendment dated as of August 1, 2015 to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070), filed on April 19, 2016.

(d)(xv)

Sixteenth Amendment dated May 1, 2016 to the General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company, (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

(d)(xvi)

Seventeenth Amendment to General Agent Sales Agreement, dated as of August 1, 2016, by and between AXA Equitable Life Insurance Company, formerly known as The Equitable Life Assurance Society of the United States, (“AXA Equitable”), and AXA NETWORK, LLC, (“General Agent”) incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 17, 2018.

(d)(xvii)

Eighteenth Amendment to General Agent Sales Agreement, dated as of March 1 2017, by and between AXA Equitable Life Insurance Company, formerly known as The Equitable Life Assurance Society of the United States, (“AXA Equitable”), and AXA NETWORK, LLC (“General Agent”) incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 17, 2018.

(d)(xviii)

Nineteenth Amendment to General Agent Sales Agreement, dated January 1, 2020, by and between AXA Equitable Life Insurance Company and AXA Network, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 20, 2021.

(d)(xix)

Twentieth Amendment to General Agent Sales Agreement dated September 1, 2021, by and between Equitable Financial Life Insurance Company and Equitable Network, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed April 20, 2022.

(d)(xx)

Twenty First Amendment to General Agent Sales Agreement dated January 1, 2022, by and between Equitable Financial Life Insurance Company and Equitable Network, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed April 20, 2022.

(e)

Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, and AXA Distributors Insurance Agency of Massachusetts, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 20, 2005.

(e)(i)

Broker-Dealer and General Agent Sales Agreement dated as of March 15, 2016 between AXA Distributors, LLC, AXA Advisors, LLC and AXA Network, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 16, 2019.

(f)

Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 20, 2005.

(g)

Services Agreement made as of December 1, 2010, by and among Legg Mason Investor Services, LLC (“Distributor”), a Maryland limited liability company that serves as the principal underwriter of Legg Mason Partners Variable Equity Trust and Legg Mason Partners Variable Income Trust (collectively, “Fund”), and AXA Equitable Life Insurance Company (the “Company”), a New York Corporation, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750), filed on April 23, 2014.

(g)(i)

Amendment No. 1 (“Amendment”), effective March 28, 2014, to the Services Agreement (the “Agreement”), dated December 1, 2010, between AXA Equitable Life Insurance Company (the “Company”) and Legg Mason Investor Services, LLC (the “Distributor”) (collectively, the “Parties”), incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750), filed on April 23, 2014.

(d)	Contracts. (Including Riders and Endorsements)

	(a)	Flexible Premium Deferred Variable Annuity Contract (ICC13IEBASE1), incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033) on October 4, 2013.

	(b)	Flexible Premium Deferred Variable Annuity Contract (ICC13IEBASE2), incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033) on October 4, 2013.

	(c)	Endorsement applicable to Non-Qualified Contracts (ICC13NQ-IE), incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033) on October 4, 2013.

	(d)	Endorsement applicable to the Non-Qualified (Income Edge) Payment Program (ICC13NQPP-IE), incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033) on October 4, 2013.

	(e)	Endorsement applicable to Qualified Defined Contribution Plans (ICC13QPDC-IE), incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033) on October 4, 2013.

	(f)	Endorsement applicable to Roth IRA Contracts (ICC13ROTH-IE), incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033) on October 4, 2013.

	(g)	Endorsement applicable to Traditional IRA Contracts (ICC13IRA-IE), incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033) on October 4, 2013.

	(h)	Endorsement applicable to Qualified Defined Benefit Plans (ICC13QPDB-IE), incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033) on October 4, 2013.

	(i)	Inherited Traditional IRA Beneficiary Continuation Option (BCO) Endorsement (ICC13INHIRA-IE), incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033) on October 4, 2013.

	(j)	Inherited Roth IRA Beneficiary Continuation Option (BCO) Endorsement (ICC13INHROTH-IE), incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033) on October 4, 2013.

	(j) (i)	Endorsement applicable to the Spousal Continuation and Beneficiary Continuation Options under our contract (Form No. ICC15GMDB-SP-BCO) incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033) on July 7, 2015.

	(j) (ii)	Endorsement applicable to Non-Qualified Payout (Form No. ICC15INHNQ-IE15) incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033) on July 7, 2015.

	(j) (iii)	Endorsement applicable to Part VI – Payment Upon Death (Form No. ICC15IRREVOC) incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033) on July 7, 2015.

	(j) (iv)	Endorsement applicable to the Non-Qualified (Income Edge Series) Payment Programs (Form No. ICC15NQPP-IE) incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033) on July 7, 2015.

	(j) (v)	Endorsement applicable to SEP-IRA contracts (Form No. ICC15SEP-IE15) incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033) on July 7, 2015.

	(k)	Data Pages (ICC13DPADV-IE), incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033) on October 4, 2013.

	(l)	Data Pages (ICC13DPC-IE), incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033) on October 4, 2013.

	(m)	Data Pages (ICC13DPB-IE), incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033) on October 4, 2013.

	(m) (i)	Data Pages (Form No. ICC15DPADV-IE) incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033) on July 7, 2015.

	(m) (ii)	Data Pages (Form No. ICC15DPB-IE) incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033) on July 7, 2015.

	(m) (iii)	Data Pages (Form No. ICC15DPC-IE) incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033) on July 7, 2015.

	(n)	Table of Guaranteed Annuity Payments (ICC13TGAP-IE), incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033) on October 4, 2013.

	(o)	Rider applicable to Protected Premium Death Benefit (Form No. ICC15PPDBR-IE15) incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033) on July 7, 2015.

(e)	Applications.

	(a)	Form of Enrollment Form/Application for an Individual Annuity (ICC14 E App 02 IE 14), incorporated herein by reference Registration Statement on Form N-4 (File No. 333-190033) on April 22, 2015.

	(b)	Application for an Individual Annuity - Enrollment Form/Application (Form No. ICC 15 E App 02 IE) incorporated herein by reference Registration Statement on Form N-4 (File No. 333-190033) on July 7, 2015.

	(c)	Application for an Individual Annuity – Investment Edge and Investment Edge Select (Form No. ICC15 App 011E) incorporated herein by reference Registration Statement Form N-4 (File No. 333-190033) on July 7, 2015.

	(d)	Application for an Individual Annuity – Investment Edge ADV (Form No. ICC15 App 01 IE ADV) incorporated herein by reference Registration Statement on Form N-4 (File No. 333-1900033) on July 7, 2015.

	(e)	Application for an Individual Annuity – Investment Edge ADV (Form No. ICC15 App 02 IE ADV) incorporated herein by reference Registration Statement on Form N-4 (File No. 333-1900033) on July 7, 2015.

	(f)	Application for an Individual Annuity – Investment Edge and Investment Edge Select (Form No. ICC15 App 02 IE) incorporated herein by reference Registration Statement on Form N-4 (File No. 333-190033) on July 7, 2015.

	(g)	Application for an Individual Annuity – Investment Edge 15 (Form No. ICC17 App 01 IE), incorporated herein by reference Registration Statement on Form N-4 (File No. 333-190033) on April 19, 2017.

	(h)	Application for an Individual Annuity – Investment Edge 15 (Form No. ICC17 App 02 IE), incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033) on April 19, 2017.

	(i)	Application for an Individual Annuity – Investment Edge 15 (Form No. ICC17 App 01 IE SEL), incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033) on April 19, 2017.

	(j)	Application for an Individual Annuity – Investment Edge 15 (Form No. ICC17 App 02 IE SEL), incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033) on April 19, 2017.

	(k)	Application for an Individual Annuity – Investment Edge 15 (Form No. ICC17 App 01 IE ADV), incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033) on April 19, 2017.

	(l)	Application for an Individual Annuity – Investment Edge 15 (Form No. ICC17 App 02 IE ADV), incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033) on April 19, 2017.

(f)		Depositor’s Certificate of Incorporation and By-Laws.

	(a)	Restated Charter of Equitable Financial Life Insurance Company incorporated herein by reference to Exhibit 26(f)(1) to Registration Statement on Form N-6, File No. 333-232418, filed on June 29, 2020.

	(b)	By-Laws of Equitable Financial Life Insurance Company, as amended June 15, 2020, incorporated herein by reference to Exhibit 26(f)(2) to Registration Statement on Form N-6, File No. 333-232418, filed on June 29, 2020.

	(b)(i)	Amended and Restated By-Laws of Equitable Financial Life Insurance Company dated September 23, 2020, incorporated herein by reference to Registration Statement on Form N-4 (file No. 333-254385) filed on March 17, 2021.

(g)	Reinsurance Contracts. N.A.

(h)	Participation Agreements.

	(a)	Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable Life Insurance Company (“AXA Equitable”), AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217), filed on February 7, 2003.

	(a)(i)	Amendment No. 1, dated May 2, 2003, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on February 10, 2004.

	(a)(ii)	Amendment No. 2, dated July 9, 2004, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on October 15, 2004.

	(a)(iii)	Amendment No. 3, dated October 1, 2004, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on October 15, 2004.

	(a)(iv)	Amendment No. 4, dated May 1, 2005, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on April 7, 2005.

	(a)(v)	Amendment No. 5, dated September 30, 2005, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on April 5, 2006.

	(a)(vi)	Amendment No. 6, dated August 1, 2006, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on February 2, 2007.

	(a)(vii)	Amendment No. 7, dated May 1, 2007, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on April 27, 2007.

	(a)(viii)	Amendment No. 8, dated January 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on December 27, 2007.

	(a)(ix)	Amendment No. 9, dated May 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on February 13, 2009.

	(a)(x)	Amendment No. 10, dated January 1, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on March 16, 2009.

	(a)(xi)	Amendment No. 11, dated May 1, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on April 15, 2009.

	(a)(xii)	Amendment No. 12, dated September 29, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on January 21, 2010.

	(a)(xiii)	Amendment No. 13, dated August 16, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on February 3, 2011.

	(a)(xiv)	Amendment No. 14, dated December 15, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on February 3, 2011.

	(a)(xv)	Amendment No. 15, dated June 7, 2011, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on August 17, 2011.

	(a)(xvi)	Amendment No. 16, dated April 30, 2012, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable and AXA Distributors, LLC, dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on February 7, 2013.

	(a)(b)(i)	Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on July 22, 2013.

	(a)(b)(ii)	Amendment No. 1 dated as of June 4, 2013 to the Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on October 1, 2013.

	(a)(b)(iii)	Amendment No. 2 dated as of October 21, 2013 to the Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on October 1, 2013.

	(a)(b)(iv)	Amendment No. 3, dated as of April 4, 2014 (“Amendment No. 3”), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on April 30, 2014.

	(a)(b)(v)	Amendment No. 4, dated as of June 1, 2014 (“Amendment No. 4”), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on April 30, 2014.

	(a)(b)(vi)	Amendment No. 5, dated as of July 16, 2014 (“Amendment No. 5”), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on February 5, 2015.

	(a)(b)(vii)	Amendment No.6, dated as of April 30, 2015 (“Amendment No. 6”), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on April 17, 2015.

	(a)(b)(viii)	Amendment No. 7, dated as of December 21, 2015 (“Amendment No. 7”), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”) incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on February 11, 2016.

	(a)(b)(ix)	Amendment No. 8, dated as of December 9, 2016 (“Amendment No. 8”), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”) incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on January 31, 2017.

	(a)(b)(x)	Amendment No. 9 dated as of May 1, 2017 (“Amendment No. 9”) to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”) by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217), filed on April 28, 2017.

	(a)(b)(xi)	Amendment No. 10 dated as of November 1, 2017 (“Amendment No. 10”) to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”) by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217), filed on October 27, 2017.

	(a)(b)(xii)	Amendment No. 11 dated as of July 12, 2018 to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217), filed on July 31, 2018.

	(a)(b)(xiii)	Amendment No. 12 dated as of December 6, 2018 to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217), filed on April 26, 2019.

	(a)(b)(xiv)	Amendment No. 13 dated July 16, 2020 to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, Equitable Financial Life Insurance Company, Equitable Investment Management Group, LLC and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on January 19, 2021.

	(a)(b)(xv)	Amendment No. 14 dated February 1, 2021 to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, Equitable Financial Life Insurance Company, Equitable Investment Management Group, LLC and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on January 19, 2021.

	(a)(b)(xvi)	Amendment No. 15 dated February 26, 2021 to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, Equitable Financial Life Insurance Company, Equitable Investment Management Group, LLC and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on April 29, 2021.

	(a)(b)(xvii)	Amendment No. 16 dated July 22, 2021 to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, Equitable Financial Life Insurance Company, Equitable Investment Management Group, LLC and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on September 24, 2021.

	(a)(b)(xviii)	Amendment No. 17 dated January 13, 2022 to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, Equitable Financial Life Insurance Company, Equitable Investment Management Group, LLC and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on April 28, 2022.

	(b)	Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Registration Statement on Form N-1A (File No. 811-10509, 333-70754) filed on December 10, 2001.

	(b)(i)	Amendment No. 1, dated as of August 1, 2003 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-70754) filed on February 25, 2004.

	(b)(ii)	Amendment No. 2, dated as of May 1, 2006 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-70754) filed on June 1, 2006.

	(b)(iii)	Amendment No. 3, dated as of May 25, 2007 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-70754) filed on February 5, 2008.

	(b)(iv)	Amended and Restated Participation Agreement among the Registrant, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated as of May 23, 2012, incorporated herein by reference to Registration Statement on Form N-1/A (File No. 333-70754) filed on July 22, 2013.

	(b)(v)	Amendment No. 1 dated as of October 21, 2013, to the Amended and Restated Participation Agreement among the Registrant, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated as of May 23, 2012, incorporated herein by reference to Registration Statement on Form N-1/A (File No. 333-70754) filed on October 2, 2013.

	(b)(vi)	Amendment No. 2, dated as of April 18, 2014 (“Amendment No. 2”) to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”) by and among AXA Premier VIP Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

	(b)(vii)	Amendment No. 3, dated as of July 8, 2014 (“Amendment No. 3”) to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”) by and among AXA Premier VIP Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

	(b)(viii)	Amendment No. 4, dated as of December 10, 2014 (“Amendment No. 4”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among AXA Premier VIP Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

	(b)(ix)	Amendment No. 5, dated as of September 26, 2015 (“Amendment No. 5”), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among AXA Premier VIP Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”) incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-70754) filed on April 26, 2016.

	(b)(x)	Amendment No. 6 dated July 19, 2018 to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among AXA Premier VIP Trust, AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-14 (File No. 333-254204) filed on March 12, 2021.

	(b)(xi)	Amendment No. 7 dated July 16, 2020 to the Amended and Restated Participation Agreement dated as of May 23, 2012, as amended by and among EQ Premier VIP Trust, Equitable Financial Life Insurance Company, Equitable Investment Management Group, LLC and Equitable Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-14 (File No. 333-254204) filed on March 12, 2021.

	(c)	Participation Agreement by and among AIM Variable Insurance Funds, A I M Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and its Separate Accounts, AXA Advisors, LLC, and AXA Distributors, LLC, dated July 1, 2005 incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

	(c)(i)	Amendment No. 1 effective October 15, 2009 among AIM Variable Insurance Funds, AIM Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of its Separate Accounts, AXA Advisors, xLLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 24, 2012.

	(c)(ii)	Amendment No. 2, dated as of April 19, 2010, to the Participation Agreement dated as of July 1, 2005, by and among AIM Variable Insurance Funds, Invesco Aim Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and each of its segregated asset accounts, and AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 21, 2015.

	(c)(iii)	Amendment No. 3, dated as of April 30, 2010, to the Participation Agreement dated as of July 1, 2005, by and among AIM Variable Insurance Funds, Invesco Aim Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and each of its segregated asset accounts; and AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 21, 2015.

	(c)(iv)	Amendment No. 4, effective May 1, 2012, to the Participation Agreement dated July 1, 2005, among AIM Variable Insurance Funds, Invesco Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and each of its segregated asset accounts; AXA Advisors LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

	(c)(v)	Amendment No. 5, dated as of October 1, 2014, to the Participation Agreement dated July 1, 2005, by and among AIM Variable Insurance Funds Invesco Distributors, Inc., AXA Equitable Life Insurance Company, a New York life insurance company, on behalf of itself and each of its segregated asset accounts; and AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-202147) filed on February 18, 2015.

	(d)	Participation Agreement among AXA Equitable Life Insurance Company, American Century Investment Management, Inc., and American Century Investment Services, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-153809), filed on July 8, 2011.

	(d)(i)	Amendment No. 2, effective May 1, 2012 to the Participation Agreement dated October 15, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, American Century Investment Management, Inc. and American Century Investment Services, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

	(d)(ii)	Amendment No. 3, effective September 1, 2013 to the Participation Agreement dated October 15, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company of America, American Century Investment Management, Inc. and American Century Investment Services, Inc. incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033) on October 4, 2013.

	(d)(iii)	Amendment No. 4 effective October 1, 2020 to the Participation Agreement dated October 15, 2009 among Equitable Financial Life Insurance Company, American Century Investment Management, Inc. and American Century Investment Services, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033) filed on April 22, 2021.

	(d)(iv)	Sixth Amendment, effective September 19, 2022 to the Participation Agreement dated October 15, 2009, as amended, by and among Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America, American Century Investment Management, Inc. and American Century Investment Services, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033) filed on April 21, 2023.

	(e)	Participation Agreement among AXA Equitable Life Insurance Company, BlackRock Variable Series Funds, Inc., BlackRock Advisors, LLC, and Black Rock Investments, LLC, dated October 16, 2009, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

	(e)(i)	Amendment No. 3, effective May 1, 2012 to the Participation Agreement dated October 16, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, BlackRock Variable Series Funds, Inc., BlackRock Advisors, LLC and BlackRock Investments, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

	(e)(ii)	Amendment No. 4, effective August 27, 2013 to the Participation Agreement dated October 16, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company of America, BlackRock Variable Series Funds, Inc., BlackRock Advisors, LLC and BlackRock Investments, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033) on October 4, 2013.

	(e)(iii)	Amendment No. 5, executed as of September 12, 2014 and effective as of October 1, 2014 to the Fund Participation Agreement dated October 16, 2009, as amended, by and among AXA Equitable Life Insurance Company, MONY Life Insurance Company of America, BlackRock Variable Series Funds, Inc., BlackRock Advisors, LLC and BlackRock Investments, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

	(e)(iv)	Amendment No. 6, effective as of September 17, 2018 to the Fund Participation Agreement dated October 16, 2009, as amended, by and among AXA Equitable Life Insurance Company, MONY Life Insurance Company of America, BlackRock Variable Series Funds, Inc., BlackRock Variable Series Funds II, Inc. BlackRock Advisors, LLC and BlackRock Investments, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-182796) on April 17, 2019.

	(e)(v)	Amendment No. 7, entered into as of December 15, 2020, to Fund Participation Agreement dated October 19, 2009, by and among Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America, BlackRock Variable Series Fund, Inc. and BlackRock Variable Series Fund II, Inc., BlackRock Advisors, LLC and BlackRock Investments, LLC, incorporated herein by reference to Registration Statement filed on Form N-6 (File No. 333-232533) filed on April 21, 2021.

	(e)(vi)	Amendment to Fund Participation Agreement, entered into December 30, 2020, and is made effective July 1, 2020, to Fund Participation Agreement dated October 19, 2009, by and among Equitable Financial Life Insurance Company, BlackRock Variable Series Fund, Inc. and BlackRock Variable Series Funds II, Inc., BlackRock Advisors, LLC and BlackRock Investments, LLC incorporated herein by reference to Registration Statement filed on Form N-6 (File No. 333-232418) filed on April 21, 2022.

	(e)(vii)	Amendment to Fund Participation Agreement, entered into July 1, 2021 to Fund Participation Agreement dated October 19, 2009, by and among Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America, BlackRock Variable Series Fund, Inc. and BlackRock Variable Series Funds II, Inc., BlackRock Advisors, LLC and BlackRock Investments, LLC incorporated herein by reference to Registration Statement filed on Form N-6 (File No. 333-232418) filed on April 21, 2022.

	(f)	Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation, and AXA Equitable Life Insurance Company, dated April 16, 2010, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 24, 2012.

	(f)(i)	First Amendment effective May 1, 2012 to Amended and Restated Participation Agreement dated April 16, 2010 among AXA Equitable Life Insurance Company, Fidelity Distributors Corporation and Variable Insurance Products Funds, Variable Insurance Products Funds II, Variable Insurance Products Funds III, Variable Insurance Products Funds IV and Variable Insurance Products Funds V, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

	(f)(ii)	Third Amendment effective January 27, 2021 to Amended and Restated Participation Agreement dated April 16, 2010 among Equitable Life Insurance Company, each of Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III and Variable Insurance Products Fund IV and Variable Insurance Products Fund V, and Fidelity Distributors Company LLC, incorporated herein by reference to the Registration Statement on Form N-4 (333-229766) filed on February 3, 2023.

	(f)(iii)	Fourth Amendment effective August 11, 2022 to Amended and Restated Participation Agreement dated April 16, 2010 among Equitable Life Insurance Company, each of Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III and Variable Insurance Products Fund IV and Variable Insurance Products Fund V, and Fidelity Distributors Company LLC, incorporated herein by reference to the Registration Statement on Form N-4 (333-229766) filed on February 3, 2023.

	(g)	Participation Agreement as of July 1, 2005 Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., AXA Equitable Life Insurance Company, AXA Advisors, LLC, and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

	(g)(i)	Amendment No. 3 effective as of May 1, 2010 to Participation Agreement as of July 1, 2005 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., AXA Equitable Life Insurance Company, AXA Advisors LLC and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-130988) filed on April 24, 2012.

	(g)(ii)	Amendment No. 5 effective as of May 1, 2012 to Participation Agreement dated July 1, 2005 and subsequently amended June 5, 2007, November 1, 2009, May 1, 2010 and August 16, 2010 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., AXA Equitable Life Insurance Company, AXA Advisers LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

	(g)(iii)	Amendment No. 6, dated as of December 1, 2020, to Participation Agreement dated July 1, 2005, as amended, among Franklin Templeton Variable Products Trust, Franklin/Templeton Distributors, Inc., Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America and Equitable Distributors LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-248907) filed on December 16, 2020.

	(g)(iv)	Amendment No. 7, dated as of February 12, 2021, to Participation Agreement dated July 1, 2005, as amended, among Franklin Templeton Variable Products Trust, Franklin/Templeton Distributors, Inc., Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America and Equitable Distributors LLC, incorporated herein by reference to Registration Statement filed on Form N-6 (File No. 333-103199) filed on April 21, 2022.

	(h)	Participation Agreement among AXA Equitable Life Insurance Company, Ivy Funds Variable Insurance Portfolios and Waddell & Reed, Inc., effective October 23, 2009 incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

	(h)(i)	Amendment No. 1 dated April 1, 2010 to the Participation Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios and AXA Equitable Life Insurance Company incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

	(h)(ii)	Amendment No. 2 effective May 1, 2012 to the Participation Agreement dated October 23, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, Waddell & Reed, Inc. and Ivy Funds Variable Insurance Portfolios, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

	(h)(iii)	Amendment No. 3 effective September 5, 2013, to the Participation Agreement dated October 23, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, Waddell & Reed, Inc. and Ivy Funds Variable Insurance Portfolios, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033) on October 4, 2013.

	(h)(iv)	Amendment No. 4 dated October 14, 2013 to the Participation Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, AXA Equitable Life Insurance Company and MONY Life Insurance Company of America incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

	(h)(v)	Amendment No. 5 dated October 1, 2016 to the Participation Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, AXA Equitable Life Insurance Company and MONY Life Insurance Company of America incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

	(h)(vi)	Amendment No. 6 dated April 28, 2017 to the Fund Participation Agreement dated October 23, 2009 among Ivy Variable Insurance Portfolios, Ivy Distributors, Inc., AXA Equitable Life Insurance Company and MONY Life Insurance Company of America, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-182796) on April 17, 2019.

	(h)(vii)	Amendment No. 7 dated August 28, 2020, to the Participation Agreement dated October 23, 2009 among Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America, Ivy Distributors, Inc. and Ivy Variable Insurance Portfolios, incorporated hereby by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 20, 2021.

	(h)(viii)	Amendment No. 8 dated December 8, 2020, to the Participation Agreement dated October 23, 2009 among Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America, Ivy Distributors, Inc. and Ivy Variable Insurance Portfolios, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 20, 2021.

	(h)(vix)	Consent to Assignment of Participation Agreement dated October 23, 2009, among Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America, Ivy Distributors, Inc. and Ivy Variable Insurance Portfolios, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-256256) filed on April 17, 2021.

	(h)(x)	Amendment No. 10 dated October 11, 2022, to Participation Agreement dated October 23, 2009, among Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America, Ivy Variable Insurance Portfolios and Delaware Distributors, L.P., incorporated herein by reference to the Registration Statement on Form N-4 (333-229766) filed on February 3, 2023.

	(i)	Participation Agreement among AXA Equitable Life Insurance Company, Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC, effective October 20, 2009 incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

	(i)(i)	Amendment No. 2, effective May 1, 2012 to the Participation Agreement dated October 20, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, Lazard Retirement Series, Inc. and Lazard Asset Management Securities, incorporated herein by reference to Registration Statement (File No. 333-178750) filed on April 25, 2012.

	(j)	Participation Agreement dated July 18, 2002 among MFS Variable Insurance Trust, Equitable Life Assurance Society of the United States, and Massachusetts Financial Service Company, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

	(j)(i)	Amendment No. 1, effective May 1, 2012 to the Participation Agreement dated March 15, 2010 among AXA Equitable Life Insurance Company, MFS Variable Insurance Trust, MFS Variable Insurance Trust II and MFS Fund Distributors, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

	(j)(ii)	Amendment No. 2 dated October 23, 2020 to the Participation Agreement dated March 15, 2010, by and among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Equitable Financial Life Insurance Company and MFS Fund Distributors, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 20, 2021.

	(k)	Participation Agreement among T.Rowe Price Equity Series, Inc., T.Rowe Price Investment Services, Inc. and AXA Equitable Life Insurance Company, dated July 20, 2005, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

	(k)(i)	Amendment No. 1, effective September 30, 2009, to the Participation Agreement dated July 20, 2005 by and among AXA Equitable Life Insurance Company, T. Rowe Price Equity Series, Inc., and T. Rowe Price Investment Services, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033) filed on April 21, 2023.

	(k)(ii)	Amendment No. 2, effective April 12, 2010, to the Participation Agreement dated July 20, 2005 by and among AXA Equitable Life Insurance Company, T. Rowe Price Equity Series, Inc., and T. Rowe Price Investment Services, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033) filed on April 21, 2023.

	(k)(iii)	Amendment No. 3, effective May 1, 2012 to the Participation Agreement dated July 20, 2005 among AXA Equitable Life Insurance Company, T. Rowe Price Equity Series Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc. and T. Rowe Price Investment Services, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

	(k)(iv)	Amendment No. 4, effective August 16, 2019 to the Participation Agreement dated July 20, 2005 among AXA Equitable Life Insurance Company, T. Rowe Price Equity Series Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc. and T. Rowe Price Investment Services, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033) on April 23, 2020.

	(k)(v)	Amendment No. 5, effective May 1, 2021 to the Participation Agreement dated July 20, 2005 among Equitable Financial Life Insurance Company, T. Rowe Price Equity Series Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc. and T. Rowe Price Investment Services, Inc., incorporated herein by reference to Registration Statement filed on Form N-6 (File No. 333-103199) filed on April 21, 2022.

	(l)	Participation Agreement among MONY Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributions LLC, dated December 1, 2001, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

	(l)(i)	Third Amendment dated October 20, 2009 effective October 20, 2009, to the Participation Agreement, (the “Agreement”) dated December 1, 2001 by and among MONY Life Insurance Company, PIMCO Variable Insurance Trust, and PIMCO Funds Distributions LLC (collectively, the “Parties”) adding AXA Equitable Insurance Company as a Party to the Agreement, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

	(l)(ii)	Fourth Amendment, effective April 1, 2010, to the Participation Agreement dated December 1, 2001 by and among MONY Life Insurance Company, AXA Equitable Life Insurance Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors, incorporated herein by reference to Registration Statement on Form N-4 (333-190033) filed on April 22, 2021.

	(l)iii	Fifth Amendment effective May 1, 2012 to the Participation Agreement dated December 1, 2001, as amended on April 1, 2002, May 30, 2002, October 20, 2009 and April 1, 2010 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Investments LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

	(l)(iv)	Sixth Amendment, effective September 18, 2013, to the Participation Agreement dated December 1, 2001 by and among MONY Life Insurance Company, AXA Equitable Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Investments LLC, incorporated herein by reference to Registration Statement on Form N-4 (333-190033) filed on April 22, 2021.

	(l)(v)	Participation Agreement dated October 1, 2013, by and among AXA Equitable Life Insurance Company, PIMCO Variable Insurance Trust, PIMCO Equity Series VIT, and PIMCO Investments LLC, incorporated herein by reference to Registration Statement filed on Form N-4 (File No. 2-30070) filed on April 20, 2022.

	(l)(vi)	First Amendment to Participation Agreement entered into as of May 1, 2021 to Participation Agreement effective October 1, 2013, by and among Equitable Financial Life Insurance Company, PIMCO Variable Insurance Trust, PIMCO Equity Series VIT, and PIMCO Investments LLC, incorporated herein by reference to Registration Statement filed on Form N-4 (File No. 2-30070) filed on April 20, 2022.

	(l)(vii)	Second Amendment to Participation Agreement entered into as of October 7, 2021 to Participation Agreement effective October 1, 2013, by and among Equitable Financial Life Insurance Company, PIMCO Variable Insurance Trust, PIMCO Equity Series VIT, and PIMCO Investments LLC, incorporated herein by reference to Registration Statement filed on Form N-4 (File No. 2-30070) filed on April 20, 2022.

	(l)(viii)	Third Amendment to Participation Agreement entered into as of October 11, 2022 to Participation Agreement effective October 1, 2013, by and among Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America, PIMCO Variable Insurance Trust, PIMCO Equity Series VIT and PIMCO Investments LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-229766) filed on February 3, 2023.

	(m)	Participation Agreement among Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation, Van Eck Associates Corporation and MONY Life Insurance Company, dated August 7, 2000, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-160951), filed on November 16, 2009.

	(m)(i)	Amendment No. 1 dated October 13, 2009 to the Participation Agreement, (the “Agreement”) dated August 7, 2000 by and among MONY Life Insurance Company, Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation and Van Eck Associates Corporation (collectively, the “Parties”) adding AXA Equitable Insurance Company Agreement, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

	(m)(ii)	Amendment No. 3 effective May 1, 2012 to the Participation Agreement dated August 7, 2000 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, Van Eck VIP Trust, Van Eck Securities Corporation and Van Eck Associates Corporation, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

	(m)(iii)	Participation Agreement dated October 1, 2013 among Van Eck Securities Corporation, Van Eck Associates Corporation, Van Eck VIP Trust and AXA Equitable Life Insurance Company hereby incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

	(m)(iv)	Amendment No. 1 dated October 28, 2016 to the Participation Agreement dated October 1, 2013 among Van Eck Securities Corporation, Van Eck Associates Corporation, VanEck VIP Trust and AXA Equitable Life Insurance Company hereby incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

	(m)(v)	Amendment to Participation Agreement effective September 25, 2020, to Participation Agreement dated October 1, 2013 by and among AXA Equitable Life Insurance Company, VanEck VIP Trust, Van Eck Securities Corporation and Van Eck Associates Corporation, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-103199) filed on April 21, 2021.

	(m)(vi)	Third Amendment to Participation Agreement effective September 9, 2022, to Participation Agreement dated October 1, 2013 by and among Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America, VanEck VIP Trust, Van Eck Securities Corporation and Van Eck Associates Corporation, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033) filed on April 21, 2023.

	(n)	Participation Agreement, dated August 27, 2010, by and among AXA Equitable Life Insurance Company, on behalf of itself and its separate accounts, Lord Abbett Series Fund, Inc., and Lord Abbett Distributor LLC, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-229235) filed on January 14, 2019.

	(n)(i)	Amendment No. 1, effective May 1, 2012 to the Participation Agreement dated August 27, 2010 among AXA Equitable Life Insurance Company, Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

	(n)(ii)	Second Amendment to Participation Agreement effective October 1, 2020, to Participation Agreement dated August 27, 2010, by and among Equitable Financial Life Insurance Company, Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC, incorporated herein by reference to Registration Statement filed on Form N-6 (File No. 333-232533) on April 21, 2021.

	(o)	Participation Agreement dated April 12, 2012 among AXA Equitable Life Insurance Company, Northern Lights Variable Trust and 7Twelve Advisors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033) on October 4, 2013.

	(o)(i)	Amendment to Participation Agreement effective August 16, 2019 to the Participation Agreement dated April 12, 2012 among AXA Equitable Life Insurance Company, Northern Lights Variable Trust and 7Twelve Advisors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033) on April 23, 2020.

	(o)(ii)	Second Amendment to Participation Agreement effective September 28, 2020 to the Participation Agreement dated April 12, 2012 among AXA Equitable Life Insurance Company, Northern Lights Variable Trust and 7Twelve Advisors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033) filed on April 22, 2021.

	(p)	Participation Agreement dated April 20, 2012 among AXA Equitable Life Insurance Company, First Trust Variable Insurance Trust, First Trust Advisors L.P. and First Trust Portfolios L.P., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033) on October 4, 2013.

	(p)(i)	Amendment No. 1 effective March 17, 2014, to the Participation Agreement dated April 20, 2012, among AXA Equitable Life Insurance Company, First Trust Variable Insurance Trust, First Trust Advisors L.P. and First Trust Portfolios L.P., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-182796) filed on April 23, 2014.

	(p)(ii)	Amendment effective September 28, 2020, to Participation Agreement dated April 20, 2012, by and among AXA Equitable Life Insurance Company, First Trust Variable Insurance Trust, First Trust Advisors, L.P. and First Trust Portfolios L.P., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033) filed on April 22, 2021.

	(p)(iii)	Second Amendment effective December 15, 2020, to Participation Agreement dated April 20, 2012, by and among Equitable Financial Life Insurance Company, First Trust Variable Insurance Trust, First Trust Advisors, L.P. and First Trust Portfolios L.P., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033) filed on April 22, 2021.

	(p)(iv)	Third Amendment effective August 2, 2021, to Participation Agreement dated April 20, 2012, by and among Equitable Financial Life Insurance Company, First Trust Variable Insurance Trust, First Trust Advisors, L.P. and First Trust Portfolios L.P., incorporated herein by reference to Registration Statement filed on Form N-4 (File No. 333-190033) filed on September 2, 2022.

	(q)	Participation and Service Agreement among AXA Equitable Life Insurance Company and American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company and the American Funds Insurance Series (collectively the “Funds”), dated January 2, 2013, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 23, 2013.

	(q)(i)	First Amendment, effective April 19, 2013 to the Participation Agreement dated January 2, 2013, as amended, by and among AXA Equitable Life Insurance Company, MONY Life Insurance Company of America, American Funds Distributors, Inc. American Funds Service Company, Capital Research and Management Company, and the American Funds Insurance Series, incorporated herein by reference to Registration Statement on Form N-4 (333-190033) filed on April 22, 2021.

	(q)(ii)	Second Amendment, effective October 8, 2013 to the Participation Agreement dated January 2, 2013, as amended, by and among AXA Equitable Life Insurance Company, MONY Life Insurance Company of America, American Funds Distributors, Inc. American Funds Service Company, Capital Research and Management Company, and the American Funds Insurance Series, incorporated herein by reference to Registration Statement on Form N-4 (333-248907) filed on December 16, 2020.

	(q)(iii)	Third Amendment, effective September 10, 2020 to the Participation Agreement dated January 2, 2013, as amended, by and among AXA Equitable Life Insurance Company, American Funds Distributors, Inc. American Funds Service Company, Capital Research and Management Company, and the American Funds Insurance Series, incorporated herein by reference to Registration Statement on Form N-4 (333-190033) filed on April 22, 2021.

	(q)(iv)	Fourth Amendment, effective November 17, 2020 to the Participation Agreement dated January 2, 2013, as amended, by and among Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America, American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and the American Funds Insurance Series, incorporated herein by reference to Registration Statement on Form N-4 (333-248907) filed on December 16, 2020.

	(q)(v)	Fifth Amendment, effective February 5, 2021 to the Participation Agreement dated January 2, 2013, as amended, by and among Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America, American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and the American Funds Insurance Series, incorporated herein by reference to Registration Statement filed on Form N-6 (File No. 333-103199) filed on April 21, 2022.

	(r)	Participation Agreement by and between AXA Equitable Life Insurance Company, on behalf of itself and its separate accounts, and Rydex Distributors, LLC, dated September 1, 2010 incorporated herein by reference to Registration Statement on Form N-4 (333-160951), filed on December 2, 2010 and refiled with Registration Statement on Form N-4A (File No. 333-182796) filed on October 4, 2012.

	(r)(i)	Amendment to Participation Agreement effective August 16, 2019, to Participation Agreement dated September 1, 2010, by and among AXA Equitable Life Insurance Company and Guggenheim Funds Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033) filed on April 22, 2021.

	(r)(ii)	First Amendment entered into as of June 1, 2021, to Participation Agreement dated September 1, 2010 by and among Equitable Financial Life Insurance Company and Guggenheim Distributors, LLC incorporated herein by reference to Registration Statement filed on Form N-4 (File No. 333-190033) filed on September 2, 2022.

	(s)	Participation Agreement by and among AXA Equitable Life Insurance Company, J. P. Morgan Investment Management Inc. and JPMorgan Funds Management Inc., dated April 1, 2011, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033) on October 4, 2013.

(s)(i)

Amendment No. 1, effective August 20, 2013, to the Participation Agreement by and among AXA Equitable Life Insurance Company, J. P. Morgan Investment Management Inc. and JPMorgan Funds Management Inc., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033) on October 4, 2013.

(s) (ii)

Amendment No. 2, effective August 20, 2013, to the Participation Agreement by and among AXA Equitable Life Insurance Company, JPMorgan Insurance Trust, J. P. Morgan Investment Management Inc. and JPMorgan Funds Management Inc., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033) on July 7, 2015.

	(s)(iii)	Amendment to Participation Agreement effective August 16, 2019 to the Participation Agreement dated April 1, 2011 among AXA Equitable Life Insurance Company, JPMorgan Insurance Trust, J.P. Morgan Investment Management Inc. and JPMorgan Funds Management Inc., incorporated herein by reference to Registration Statement on Form N-4 (File 333-190033) on April 23, 2020.

	(t)	Participation Agreement by and among AXA Equitable Life Insurance Company, Delaware VIP Trust, Delaware Management Company, a series of Delaware Management Business Trust and Delaware Distributors, L.P. dated July 9, 2010, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033) on October 4, 2013.

	(t)(i)	Amendment No. 1, effective August 23, 2013, to the Participation Agreement by and among AXA Equitable Life Insurance Company, Delaware VIP Trust, Delaware Management Company, and Delaware Distributors, L.P. incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033) on October 4, 2013.

	(t)(ii)	Amendment to Participation Agreement effective August 6, 2020 to Participation Agreement dated July 9, 2010 by and among Equitable Financial Life Insurance Company, Delaware VIP Trust, Delaware Management Company and Delaware Distributors, L.P., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033) filed on April 22, 2021.

	(t)(iii)	Third Amendment to Participation Agreement effective February 8, 2021 to Participation Agreement dated July 9, 2010 by and among Equitable Financial Life Insurance Company, Delaware VIP Trust, Delaware Management Company and Delaware Distributors, L.P., incorporated herein by reference to Registration Statement filed on Form N-4 (File No. 333-190033) filed on April 22, 2022.

	(u)	Participation Agreement by and between AXA Equitable Life Insurance Company and Janus Aspen Series, dated July 26, 2005, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033) on October 4, 2013.

	(u)(i)	Amendment No. 1, effective August 29, 2013 to the Participation Agreement by and between AXA Equitable Life Insurance Company and Janus Aspen Series incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033) on October 11, 2013.

	(u)(ii)	Amendment to Fund Participation Agreement effective August 11, 2020 to Fund Participation Agreement dated July 26, 2005 by and among AXA Equitable Life Insurance Company and Janus Aspen Series, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-232418) filed on April 21, 2021.

	(u)(iii)	Third Amendment to Fund Participation Agreement effective February 10, 2021 to Fund Participation Agreement dated July 26, 2005 by and among Equitable Financial Life Insurance Company and Janus Aspen Series, incorporated herein by reference to Registration Statement filed on Form N-6 (File No. 333-232418) filed on April 21, 2022.

	(v)	Participation Agreement by and among AXA Equitable Life Insurance Company, Eaton Vance Variable Trust and Eaton Vance Distributors, Inc., dated October 7, 2013 incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033) on October 11, 2013.

	(v)(i)	Amendment to Participation Agreement effective October 26, 2020 to Participation Agreement dated October 7, 2013 by and between Equitable Financial Life Insurance Company, Eaton Vance Variable Trust and Eaton Vance Distributors, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033) filed on April 22, 2021.

	(v)(ii)	Second Amendment to Participation Agreement effective December 1, 2020 to Participation Agreement dated October 7, 2013 by and between Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America, Eaton Vance Variable Trust and Eaton Vance Distributors, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033) filed on April 22, 2021.

	(v)(iii)	Letter dated February 5, 2021 to Participation Agreement dated October 7, 2013 by and between Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America, Eaton Vance Variable Trust and Eaton Vance Distributors, Inc., incorporated herein by reference to Registration Statement filed on Form N-4 (File No. 333-190033) filed on April 22, 2022.

	(v)(iv)	Third Amendment to Participation Agreement March 3, 2021 to Participation Agreement dated October 7, 2013 by and between Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America, Eaton Vance Variable Trust and Eaton Vance Distributors, Inc., incorporated herein by reference to Registration Statement filed on Form N-4 (File No. 333-190033) filed on April 22, 2022.

	(v)(v)	Fourth Amendment to Participation Agreement effective September 19, 2022 to Participation Agreement dated October 7, 2013 by and between Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America, Eaton Vance Variable Trust and Eaton Vance Distributors, Inc., incorporated herein by reference to Registration Statement filed on Form N-4 (File No. 333- 229766) filed on February 3, 2023.

	(w)	Participation Agreement by and among AXA Equitable Life Insurance Company, Federated Insurance Series and Federated Securities Corp. dated October 9, 2013, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033) on October 11, 2013.

	(w)(i)	Amendment to Participation Agreement effective August 16, 2019 to the Participation Agreement dated October 9, 2013 by and between Equitable Financial Life Insurance Company, Federated Insurance Series and Federated Securities Corp., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033) filed on April 22, 2021.

	(w)(ii)	Notices Amendment to Fund Participation Agreement, effective April 28, 2020 to the Fund Participation Agreement dated October 8, 2013, by and among Federated Securities Corp., Federated Insurance Series and AXA Equitable Life Insurance Company, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-248863) filed on April 22, 2021.

	(w)(iii)	Third Amendment to Fund Participation Agreement effective March 4, 2021 to the Fund Participation Agreement dated October 9, 2013 by and between AXA Equitable Life Insurance Company, Federated Hermes Insurance Series and Federated Securities Corp. incorporated herein by reference to Registration Statement on Form N-4 (333-190033) filed on April 21, 2023.

	(w)(iv)	Fourth Amendment to Fund Participation Agreement effective June 13, 2022 to the Fund Participation Agreement dated October 9, 2013 by and between Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America, Federated Hermes Insurance Series and Federated Securities Corp. incorporated herein by reference to Registration Statement on Form N-4 (333-190033) filed on April 21, 2023.

	(x)	Participation Agreement by and among AXA Equitable Life Insurance Company, SEI Insurance Products Trust and SEI Investments Distribution Company dated October 10, 2013, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033) on October 11, 2013.

	(y)	Participation Agreement by and among AXA Equitable Life Insurance Company, Putnam Variable Trust and Putnam Retail Management Limited Partnership dated October 10, 2013, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033) on October 11, 2013.

	(y)(i)	First Amendment to Participation Agreement effective December 15, 2020 to Participation Agreement dated October 10, 2013 by and among Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America, Putnam Variable Trust and Putnam Retail Management Limited Partnership, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033) filed on April 22, 2021.

	(z)	Participation Agreement Among AXA Equitable Life Insurance Company, Legg Mason Partners Variable Equity Trust and Legg Mason Partners Variable Income Trust, Legg Mason Partners Fund Advisor, LLC and Legg Mason Investor Services, LLC dated December 1, 2010, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750), filed on April 23, 2014.

	(z)(i)	Amendment No. 1, effective March 28, 2014, to the Participation Agreement (the “Agreement”), dated December 1, 2010, by and among AXA Equitable Life Insurance Company (the “Company”); Legg Mason Partners Variable Equity Trust and Legg Mason Partners Variable Income Trust (the “Fund”); Legg Mason Partners Fund Advisor, LLC; and Legg Mason Investor Services, LLC (the “Distributor”) (collectively, the “Parties”), incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750), filed on April 23, 2014.

	(z)(ii)	Amendment No. 2, effective October 1, 2014, to the Participation Agreement dated December 1, 2010, as amended March 28, 2014 (the “Agreement”) by and among AXA Equitable Life Insurance Company (the “Company”); Legg Mason Global Asset Management Variable Trust, Legg Mason Partners Variable Equity Trust and Legg Mason Partners Variable Income Trust (the “Fund”); Legg Mason Partners Fund Advisor, LLC; and Legg Mason Investor Services, LLC (the “Distributor”) (collectively, the “Parties”), incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

	(z)(iii)	Amendment to Participation Agreement effective August 3, 2020, to the Participation Agreement dated December 1, 2010, by and among AXA Equitable Life Insurance Company, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Partners Fund Advisor, LLC and Legg Mason Investors Services, LLC, incorporated herein by reference to Registration Statement filed on Form N-6 (File No. 333-232418) on April 21, 2021.

	(a)(a)	Participation Agreement Among AXA Equitable Life Insurance Company, Neuberger Berman Advisers Management Trust and Neuberger Berman Management LLC dated August 6, 2010, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750), filed on April 23, 2014.

	(a)(a)(i)	Amendment No. 1 effective March 12, 2014 to the Participation Agreement dated August 6, 2010 by and among AXA Equitable Life Insurance Company, Neuberger Berman Advisers Management Trust and Neuberger Berman Management LLC dated August 6, 2010, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750), filed on April 23, 2014.

	(a)(a)(ii)	Amendment No. 2 effective August 27, 2020 to the Participation Agreement dated August 6, 2010 by and among Equitable Financial Life Insurance Company, Neuberger Berman Advisers Management Trust and Neuberger Berman BD LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033) filed on April 22, 2021.

	(a)(a)(iii)	Amendment No. 3 effective December 11, 2020 to the Participation Agreement dated August 6, 2010 by and among Equitable Financial Life Insurance Company, Neuberger Berman Advisers Management Trust and Neuberger Berman BD LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033) filed on April 22, 2021.

	(a)(b)	AGREEMENT, made and entered into as of this 21st day of April, 2014, by and among AXA EQUITABLE LIFE INSURANCE COMPANY (the “Company”), a New York life insurance company, on its own behalf and on behalf of its separate accounts listed on Schedule A attached hereto and incorporated herein by reference, as such schedule may be amended from time to time (the “Accounts”); HARTFORD SERIES FUND, INC. and HARTFORD HLS SERIES FUND II, INC., each an open-end management investment company organized under the laws of the State of Maryland (each a “Fund”); HARTFORD FUNDS MANAGEMENT COMPANY, LLC (the “Adviser”), a Delaware limited liability company; HARTFORD FUNDS DISTRIBUTORS, LLC (the “Distributor”), a Delaware limited liability company and HARTFORD ADMINISTRATIVE SERVICES COMPANY (the “Transfer Agent”), a Minnesota corporation, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

	(a)(b)(i)	Amendment to Participation Agreement dated April 1, 2019 among AXA Equitable Life Insurance Company, Hartford Series Fund, Inc., Hartford HLS Series Fund II, Inc., Hartford Administrative Services Company, Hartford Funds Distributors, LLC and Hartford Fund Management Company, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033) on April 23, 2020.

	(a)(b)(ii)	Amendment to Participation Agreement dated July 31, 2020, to Participation Agreement dated April 21, 2014, by and among Equitable Financial Life Insurance Company, Hartford Series Fund, Inc., Hartford HLS Series Fund II, Inc., Hartford Funds Management Company, LLC, Hartford Funds Distributors, LLC, and Hartford Administrative Services Company, incorporated herein by reference to Registration Statement on Form N-4 (333-190033) filed on April 22, 2021.

	(a)(b)(iii)	Third Amendment to Participation Agreement effective February 23, 2021 to Participation Agreement dated April 21, 2014 by and among Equitable Financial Life Insurance Company, Hartford Series Fund, Inc., Hartford HLS Series Fund II, Inc., Hartford Funds Management Company, LLC, Hartford Funds Distributors, LLC, and Hartford Administrative Services Company, incorporated herein by reference to Registration on Form N-4 (File No. 333- 190033) filed on April 21, 2023.

	(a)(b)(iv)	Fourth Amendment to Participation Agreement effective March 7, 2023 to Participation Agreement dated April 21, 2014 by and among Equitable Financial Life Insurance Company, Hartford Series Fund, Inc., Hartford HLS Series Fund II, Inc., Hartford Funds Management Company, LLC, Hartford Funds Distributors, LLC, and Hartford Administrative Services Company, incorporated herein by reference to Registration on Form N-4 (File No. 333-190033) filed on April 21, 2023.

	(a)(c)	Participation Agreement by and among AXA Equitable Life Insurance Company, ALPS Variable Investment Trust, ALPS Advisors Inc. and ALPS Portfolio Solutions Distributors Inc., dated May 13, 2015 incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033) on July 7, 2015.

	(a)(c)(i)	Amendment to Fund Participation Agreement is dated June 14, 2017, and is entered into by and among AXA Equitable Life Insurance Company, a New York insurance company, ALPS Variable Investment Trust, a Delaware Statutory Trust, ALPS Advisors, Inc. a Colorado corporation and ALPS Po1ifolio Solutions Distributor, Inc. , a Colorado corporation incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033) on April 18, 2018.

	(a)(c)(ii)	Amendment to Participation Agreement effective August 16, 2019 to the Participation Agreement dated May 13, 2015 among AXA Equitable Life Insurance Company, ALPS Variable Investment Trust, ALPS Advisors, Inc. and ALPS Portfolio Solutions Distributor, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033) on April 23, 2020.

	(a)(d)	Participation Agreement among AXA Equitable Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. dated October 16, 2009, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

	(a)(d)(i)	Amendment No. 1, effective February 18, 2010 to the Participation Agreement dated October 16, 2009 among AXA Equitable Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File. No. 333-178750) filed on December 23, 2011.

	(a)(d)(ii)	Amendment No. 2, effective May 1, 2012 to the Participation Agreement dated October 16, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, AllianceBernstein L.P. and AllianceBernstein Investments, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

	(a)(d)(iii)	Amendment No. 3, dated September 6, 2013, to the Participation Agreement dated October 16, 2009 as amended by and among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, AllianceBernstein L.P and AllianceBernstein Investments, Inc., incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-182796) on April 23, 2014.

	(a)(d)(iv)	Amendment to Participation Agreement effective September 4, 2020 to the Participation Agreement dated October 16, 2009 among AXA Equitable Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033) filed on April 22, 2021.

	(a)(d)(v)	Amendment No. 6 dated October 25, 2022, to the Participation Agreement (the “Agreement”), dated October 16, 2009, by and among Equitable Financial Life Insurance Company, Equitable Financial Life Insurance Company of America, AllianceBernstein L.P and AllianceBernstein Investments, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033) filed on April 21, 2023.

(i)	Administrative Contracts. Not applicable.

(j)	Other Material Contracts. Not applicable.

(k)	Legal Opinion.

Opinion and Consent of Shane Daly, Esq., Vice President and Associate General Counsel, filed herewith.

(l) Other Opinions.

(a)	Consent of PricewaterhouseCoopers LLP, filed herewith.

(b)	Powers of Attorney, filed herewith.

(m) Omitted Financial Statements. Not applicable.

(n) Initial Capital Agreements. Not applicable.

(o) Form of Initial Summary Prospectuses. Not applicable.

ITEM 28. DIRECTORS AND OFFICERS OF THE DEPOSITOR.

Set forth below is information regarding the directors and principal officers of the Depositor. The Depositor’s address is 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of the Depositor.

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH THE DEPOSITOR
DIRECTORS

Francis Hondal	Director
10050 W. Suburban Drive
Pinecrest, FL 33156

Arlene Isaacs-Lowe	Director
1830 South Ocean Drive, #1411
Hallandale, FL 33009

Daniel G. Kaye	Director
767 Quail Run
Inverness, IL 60067

Joan Lamm-Tennant	Director
135 Ridge Common
Fairfield, CT 06824

Craig MacKay	Director
England & Company
1133 Avenue of the Americas
Suite 2719
New York, NY 10036

Bertram L. Scott	Director
3601 Hampton Manor Drive
Charlotte, NC 28226

George Stansfield	Director
AXA
25, Avenue Matignon
75008 Paris, France

Charles G.T. Stonehill	Director
Founding Partner
Green & Blue Advisors
20 East End Avenue, Apt. 5C
New York, New York 10028

OFFICER-DIRECTOR

*Mark Pearson	Director and Chief Executive Officer

OTHER OFFICERS

*Nicholas B. Lane	President

*José Ramón González	Chief Legal Officer and Secretary

*Jeffrey J. Hurd	Chief Operating Officer

*Robin M. Raju	Chief Financial Officer

*Michael B. Healy	Chief Information Officer

*Nicholas Huth	Chief Compliance Officer

*William Eckert	Chief Accounting Officer

*Darryl Gibbs	Chief Diversity Officer

*David W. Karr	Signatory Officer

*Jessica Baehr	Signatory Officer

*Mary Jean Bonadonna	Signatory Officer

*Eric Colby	Signatory Officer

*Steven M. Joenk	Chief Investment Officer

*Kenneth Kozlowski	Signatory Officer

*Carol Macaluso	Signatory Officer

*Hector Martinez	Signatory Officer

*James McCravy	Signatory Officer

*James Mellin	Signatory Officer

*Hillary Menard	Signatory Officer

*Kurt Meyers	Deputy General Counsel and Signatory Officer

*Maryanne (Masha) Mousserie	Signatory Officer

*Prabha (“Mary”) Ng	Chief Information Security Officer

*Anthony Perez	Signatory Officer

*Antonio Di Caro	Signatory Officer

*Glen Gardner	Deputy Chief Investment Officer

*Shelby Holllister-Share	Signatory Officer

*Manuel Prendes	Signatory Officer

*Meredith Ratajczak	Chief Actuary

*Aaron Sarfatti	Chief Risk Officer and Chief Strategy Officer

*Stephen Scanlon	Signatory Officer

*Samuel Schwartz	Signatory Officer

*Stephanie Shields	Signatory Officer

*Joseph M. Spagnuolo	Signatory Officer

*Gina Tyler	Chief Communications Officer

*Constance Weaver	Chief Marketing Officer

*Stephanie Withers	Chief Auditor

*Yun (“Julia”) Zhang	Treasurer

Item 29.	Persons Controlled by or Under Common Control with the Insurance Company or Registrant.

Separate Account No. 70 (the “Separate Account”) is a separate account of Equitable Financial Life Insurance Company. Equitable Financial Life Insurance Company, a New York stock life insurance company, is an indirect wholly owned subsidiary of Equitable Holdings, Inc. (the “Holding Company”).

Set forth below is the subsidiary chart for the Holding Company:

Equitable Holdings, Inc. - Subsidiary Organization Chart: Q1-2023 is incorporated herein by reference to Registration Statement (File No. 333-190033) on Form N-4 filed May 22, 2023.

Item 30.	Indemnification

(a)	Indemnification of Directors and Officers

The By-Laws of Equitable Financial Life Insurance Company (the “Company”) provide, in Article VII, as follows:

7.4	Indemnification of Directors, Officers and Employees. (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

(i)

any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, is or was a director, officer or employee of the Company shall be indemnified by the Company;

(ii)

any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

(iii)	the related expenses of any such person in any of said categories may be advanced by the Company.

(b)

To the extent permitted by the law of the State of New York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss. 721-726; Insurance Law ss. 1216)

The directors and officers of the Company are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Endurance Specialty Insurance Company, U.S. Specialty Insurance, ACE, Chubb Insurance Company, AXIS Insurance Company, Zurich Insurance Company, AWAC (Allied World Assurance Company Ltd.), Aspen Bermuda XS, CNA, AIG, One Beacon, Nationwide, Berkley, Berkshire, SOMPO, Chubb, Markel and ARGO RE Ltd. The annual limit on such policies is $300 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

(b)	Indemnification of Principal Underwriters

To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, Equitable Distributors, LLC and Equitable Advisors, LLC have undertaken to indemnify each of its respective directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of Equitable Distributors, LLC and Equitable Advisors, LLC.

(c)	Undertaking

Insofar as indemnification for liability arising under the Securities Act of 1933 (“Act”) may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 31. PRINCIPAL UNDERWRITERS

(a) Equitable Advisors, LLC and Equitable Distributors, LLC are the principal underwriters for Separate Accounts 49, 70, A, FP, I and 45 of Equitable Financial, EQ Advisors Trust, and of Equitable America Variable Accounts A, K, L and 70A. In addition, Equitable Advisors is the principal underwriter of Equitable Financial’s Separate Account 301.

(b) Set forth below is certain information regarding the directors and principal officers of Equitable Advisors, LLC and Equitable Distributors, LLC.

(i)	EQUITABLE ADVISORS, LLC

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH UNDERWRITER

*David Karr	Director, Chairman of the Board and Chief Executive Officer

*Nicholas B. Lane	Director

*Frank Massa	Director and President

*Aaron Sarfatti	Director

*Jessica Baehr	Director

*Ralph E. Browning, II	Chief Privacy Officer

*Mary Jean Bonadonna	Chief Risk Officer

*Patricia Boylan	Broker Dealer Chief Compliance Officer

*Yun (“Julia”) Zhang	Director, Senior Vice President and Treasurer

*Nia Dalley	Vice President and Chief Conflicts Officer

*Brett Esselburn	Vice President, Investment Sales and Financial Planning

*Gina Jones	Vice President and Financial Crime Officer

*Page Pennell	Vice President

*Sean Donovan	Assistant Vice President

*Alan Gradzki	Assistant Vice President

*Janie Smith	Assistant Vice President

*James Mellin	Chief Sales Officer

*Candace Scappator	Assistant Vice President, Controller and Principal Financial Officer

*Prabha (“Mary”) Ng	Chief Information Security Officer

*Alfred Ayensu-Ghartey	Vice President

*Joshua Katz	Vice President

*Christopher LaRussa	Investment Advisor Chief Compliance Officer

*Christian Cannon	Vice President and General Counsel

*Samuel Schwartz	Vice President

*Dennis Sullivan	Vice President

* Michael Cole	Vice President and Assistant Treasurer

*Constance (Connie) Weaver	Vice President

*Tony Richardson	Principal Operations Officer

*Michael Brudoley	Secretary

*Christine Medy	Assistant Secretary

*Francesca Divone	Assistant Secretary

(ii)	EQUITABLE DISTRIBUTORS, LLC

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH UNDERWRITER

*Nicholas B. Lane	Director, Chairman of the Board, President and Chief Executive Officer

*Jessica Baehr	Director, Executive Vice President and Head of Group Retirement

*Hector Martinez	Director, Executive Vice President and Head of Life Business

*Eric Brown	Senior Vice President

*James Crimmins	Senior Vice President

*James Daniello	Senior Vice President

*Michael B. Healy	Senior Vice President

*Patrick Ferris	Senior Vice President

*Brett Ford	Senior Vice President

*Bernard Heffernon	Senior Vice President

*David Kahal	Senior Vice President

*Fred Makonnen	Senior Vice President

*Matthew Schirripa	Senior Vice President

*David Veale	Senior Vice President

*Arielle D’ Auguste	Vice President and General Counsel

*Alfred D’Urso	Vice President and Chief Compliance Officer

*Mark Teitelbaum	Senior Vice President

*Candace Scappator	Vice President, Chief Financial Officer, Principal Financial Officer and Principal Operations Officer

*Gina Jones	Vice President and Financial Crime Officer

*Yun (“Julia”) Zhang	Senior Vice President and Treasurer

*Francesca Divone	Secretary

*Richard Frink	Senior Vice President

*Michael J. Gass	Vice President

*Kathi Gopie	Vice President

*Timothy Jaeger	Vice President

*Jeremy Kachejian	Vice President

*Laird Johnson	Vice President

*Enrico Mossa	Assistant Vice President

*James C. Pazareskis	Assistant Vice President

*Caitlin Schirripa	Assistant Vice President

*Samuel Schwartz	Vice President

*Greg Seavey	Vice President

* Michael Cole	Assistant Treasurer

*Stephen Scanlon	Director, Executive Vice President and Head of Individual Retirement

*Prabha (“Mary”) Ng	Senior Vice President and Chief Information Security Officer

*Michael Brudoley	Assistant Secretary

*Christine Medy	Assistant Secretary

* Principal Business Address: 1290 Avenue of the Americas NY, NY 10140

(c)

Name of Principal Underwriter	Net Underwriting Discounts	Compensation on Redemption	Brokerage Commission	Other Compensation
Equitable Advisors, LLC	N/A	$0	$0	$0
Equitable Distributors, LLC	N/A	$0	$0	$0

Item 32.	Location of Accounts and Records

This information is omitted as it is provided in Registrant’s most recent report on Form N-CEN.

Item 33.	Management Services

Not applicable.

Item 34.	Fee Representation

The Depositor represents that the fees and charges deducted under the contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor under the respective contracts.

The Registrant hereby represents that it is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code. Registrant further represents that it will comply with the provisions of paragraphs (1)-(4) of that letter.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 11th day of August, 2023.

SEPARATE ACCOUNT NO. 70
(Registrant)

Equitable Financial Life Insurance Company
(Depositor)

By:	/s/ Shane Daly
Shane Daly
Vice President and Associate General Counsel

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson	Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Robin Raju	Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*William Eckert	Chief Accounting Officer

*DIRECTORS:

Francis Hondal Arlene Isaacs-Lowe Daniel G. Kaye	Joan Lamm-Tennant Craig MacKay Mark Pearson	Bertram Scott George Stansfield Charles G.T. Stonehill

*By:	/s/ Shane Daly
Shane Daly
Attorney-in-Fact
August 11, 2023